Securities sold under repurchase agreements and interbank and institutional market funds (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	R$ 0	R$ 1,032
Raisings Through Structured Operations Certificates [Member]
IfrsStatementLineItems [Line Items]
Market value of fund	R$ 11,448	R$ 4,949